Short-term investments	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Short-term investments

Note 7 — Short-term investments

Short-term investments consist of the following:

	Carrying Value at June 30, 2025	Fair Value Measurement at June 30, 2025
		Level 1	Level 2	Level 3
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Short-term investments	$697,973	$—	$697,973	$—

	Carrying Value at December 31, 2024	Fair Value Measurement at December 31, 2024
		Level 1	Level 2	Level 3
Short-term investments	$—	$—	$—	$—

Short-term investments primarily include bank wealth management financial products, which carry a floating interest rate and typically have original maturities of one month. Interest earned is recognized as interest income in the statements of income and comprehensive income. Gains from short-term investments for the six months ended June 30, 2025 and 2024 amounted to $541 and nil, respectively.